UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02958

T. Rowe Price International Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2022

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
December 31, 2022
Annual Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
RPIDX Dynamic Credit Fund –
.
RPELX Dynamic Credit Fund–
.
I Class

T. ROWE PRICE Dynamic Credit Fund
HIGHLIGHTS
The Dynamic Credit Fund underperformed its cash benchmark for the 12 months ended December 31, 2022, but managed to deliver flat returns during a challenging period for fixed income.
Against the market backdrop of increased rate volatility and widening credit spreads, the fund’s macro hedging and duration positioning contributed and offset the losses from our long credit exposures.
With the uncertain outlook for credit and the growing likelihood of a U.S.
recession, we remained defensively positioned.
We remain flexible to adjust our positioning to capture credit market dislocations, but it is too early to add risk broadly and expect to keep overall portfolio risk levels relatively low.
Log in to your account at troweprice.com for more information.
* Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

T. ROWE PRICE Dynamic Credit Fund
Market Commentary

Dear Shareholder
Nearly all major global stock and bond indexes fell sharply in 2022, as investors contended with persistently high inflation, tightening financial conditions, and slowing economic and corporate earnings growth.
Double-digit losses were common in equity markets around the world, and bond investors also faced a historically tough environment amid a sharp rise in interest rates. Value shares declined but outperformed growth stocks by a considerable margin as equity investors turned risk averse and as rising rates put downward pressure on growth stock valuations. Emerging markets stocks generally underperformed shares in developed markets. Meanwhile, the U.S.
dollar strengthened versus most currencies during the period, which weighed on returns for U.S. investors in international securities.
Within the S&P 500 Index, energy was a rare bright spot, gaining more than
60% as oil prices jumped in response to Russia’s invasion of Ukraine and concerns over commodity supply shortages. Defensive shares, such as utilities, consumer staples, and health care, held up relatively well and finished the year with roughly flat returns. Conversely, communication services, consumer discretionary, and information technology shares suffered the largest declines.
Elevated inflation remained a leading concern for investors throughout the period, although there were signs that price increases were moderating by year-
end. November’s consumer price index data showed headline inflation rising
7.1% on a 12-month basis, the lowest level since December 2021 but still well above the Federal Reserve’s 2% long-term target.
In response to the high inflation readings, global central banks tightened monetary policy, and investors focused on communications from central bank officials on how high rates would have to go. The Fed, which at the end of
2021 had forecast that it would only need to raise interest rates 0.75 percentage point in all of 2022, raised its short-term lending benchmark from near zero in March to a target range of 4.25% to 4.50% by December and indicated that additional hikes are likely.
Bond yields increased considerably across the U.S. Treasury yield curve as the Fed tightened monetary policy, with the yield on the benchmark 10-year
U.S. Treasury note climbing from 1.52% at the start of the period to 3.88% at the end of the year. Significant inversions in the yield curve, which are often considered a warning sign of a coming recession, occurred during the period as shorter-maturity Treasuries experienced the largest yield increases. The

T. ROWE PRICE Dynamic Credit Fund

sharp increase in yields led to historically weak results across the fixed income market, with the Bloomberg U.S. Aggregate Bond Index delivering its worst year on record. (Bond prices and yields move in opposite directions.)
As the period came to an end, the economic backdrop appeared mixed.
Although manufacturing gauges have drifted toward contraction levels, the U.S.
jobs market remained resilient, and corporate and household balance sheets appeared strong. Meanwhile, the housing market has weakened amid rising mortgage rates.
The past year has been a trying time for investors as few sectors remained untouched by the broad headwinds that markets faced, and volatility may continue in the near term as central banks tighten policy amid slowing economic growth. However, in our view, there continue to be opportunities for selective investors focused on fundamentals. Valuations in most global equity markets have improved markedly, although U.S. equities still appear relatively expensive by historical standards, while bond yields have reached some of the most attractive levels since the 2008 global financial crisis.
We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that can add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Dynamic Credit Fund
Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE
The fund seeks total return through a combination of income and capital appreciation.
FUND COMMENTARY
How did the fund perform in the past 12 months?
The Dynamic Credit Fund
returned 0.02% for the 12
months ended December 31,
2022, and underperformed
the ICE BofA US 3-Month
Treasury Bill Index. (Results
for the fund’s I Class shares
varied slightly, reflecting its
different fee structure. Past
performance cannot guarantee
future results .)
What factors influenced the fund’s performance?
Global fixed income markets struggled over the past year as higher interest rates weighed on bond sectors. Most global bond yields rose as major central banks remained hawkish and hiked policy rates to fight stubbornly high inflation. Widening credit spreads also pressured fixed income markets, although spread tightening in the fourth quarter brought some relief for fixed income investors. (Credit spreads measure the additional yield that investors demand to hold a bond with credit risk compared with a high-quality government security with a comparable maturity.)
Despite an incredibly challenging year for fixed income that saw global aggregate bond and most individual credit indices post double-digit losses, the fund was able to deliver flat returns. The combination of rising yields and widening spreads was detrimental for total returns across most fixed income strategies. However, the fund, with its flexible approach to leverage investment ideas across the global fixed income opportunity set, was successful in its aim to provide downside support during times of market volatility. While the fund underperformed its cash benchmark, it held up notably well compared with its peers and avoided significant losses seen in many benchmark-dependent fixed income strategies.
PERFORMANCE COMPARISON
Total Return
Periods Ended 12/31/22 6 Months 12 Months
Dynamic Credit Fund –
.
3.98% 0.02%
Dynamic Credit Fund–
.
I  Class 4.01 -0.01
ICE BofA US 3-Month
Treasury Bill Index 1.32 1.47

T. ROWE PRICE Dynamic Credit Fund

Although our benchmark is the ICE BofA US 3-Month Treasury Bill Index, the portfolio’s flexible approach makes direct positioning comparisons with the benchmark much less informative than for traditional fixed income funds whose holdings are more closely aligned with an index. As a result, we refer to positions as long (those benefiting from an increase in price) or short (those benefiting from a decrease in price) as opposed to overweight or underweight relative to the benchmark.
Some of the fund’s long credit positions weighed on returns. We believed that valuations for a few high yield names in the Chinese real estate section were dislocated after extreme market volatility heading into 2022. However, exposure to these names detracted overall as they did not rebound as anticipated, and we largely exited our exposure in Chinese property names. On the positive side, the fund’s macro, hedging, and duration positioning contributed and helped offset the losses from our long credit exposures. Some individual credit shorts worked in our favor during times of spread widening and risk-off investor behavior.
An index-level short position in commercial mortgage-backed securities aided fund performance. Elsewhere, the fund’s duration positioning was helpful.
(Duration measures a portfolio’s sensitivity to interest rate changes.) Short duration positions in the UK, the U.S., and the eurozone all contributed.
The Bank of England, Federal Reserve, and European Central Bank all took aggressive policy tightening paths in 2022 to curb rising inflation.
The fund had material holdings in derivatives—including currency, interest rate, and credit derivatives—during the period. We employ derivatives to gain exposure to certain sectors or asset classes and to manage duration and the fund’s risk exposure. Over the last 12 months, the fund’s derivatives exposure had an overall positive effect on absolute performance, with interest rate, credit, and currency derivatives all contributing to total returns. However, a smaller position in equity derivatives weighed on absolute returns.

T. ROWE PRICE Dynamic Credit Fund

How is the fund positioned?
With the uncertain outlook for credit and the growing likelihood of a U.S.
recession, we remained defensively positioned. Our recent trading activity has been focused on our overall macro and hedging positions. Namely, we had short duration postures in the UK and eurozone, and the fund had an overall short duration position at the end of the period. Duration will continue to be managed actively due to heightened global rate volatility. Should we see additional spread widening in the first half of 2023, we will be ready to efficiently add exposure to dislocated opportunities in credit.
What is portfolio management’s outlook?
Our base case continues to be that a recession is likely in the second half of
2023 in the U.S. We remain flexible to adjust our positioning to capture credit market dislocations, but it is too early to add risk broadly, and we expect to keep overall portfolio risk levels relatively low. The full cycle recovery is an opportunity that is still ahead of us.
Credit selection remains
our primary focus as we
search for truly dislocated
investment ideas. We rely on
our global research platform
to assess credit risk and our
repeatable process to assess
an investment’s attractiveness
to be included in the fund.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Sources: Credit ratings for the securities held in the
fund are provided by Moody’s, Standard & Poor’s,
and Fitch and are converted to the Standard & Poor’s
nomenclature. A rating of AAA represents the highest-
rated securities, and a rating of D represents the lowest-
rated securities. If the rating agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. T. Rowe Price
uses the rating of the underlying investment vehicle to
determine the creditworthiness of credit default swaps.
The fund is not rated by any agency.
CREDIT QUALITY DIVERSIFICATION
Dynamic Credit Fund

T. ROWE PRICE Dynamic Credit Fund

RISKS OF BOND INVESTING
All investments are subject to market risk, including possible loss of principal.
The fund is subject to the risks of fixed income investing, including interest rate risk and credit risk. Interest rate risk is the decline in bond prices that accompanies a rise in the overall level of interest rates. The fund’s use of derivatives may expose it to additional volatility in comparison with investing directly in bonds and other debt securities. Derivatives can be illiquid and difficult to value and may involve leverage so that small changes produce disproportionate losses for the fund. The fund’s investments in non-
investment-grade (high yield) securities expose it to greater volatility and credit risk (the chance that fund holdings will have their credit ratings downgraded or will default). High yield bond and loan issuers are usually not as strong financially as investment-grade bond issuers and, therefore, are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. Accordingly, securities and loans involving such companies should be considered speculative. Investments in foreign bonds are subject to special risks, including potentially adverse overseas political and economic developments, greater volatility, lower liquidity, and the possibility that foreign currencies will decline against the dollar. Investments in emerging markets are subject to the risk of abrupt and severe price declines.
BENCHMARK INFORMATION
Note: Copyright © 2023 Fitch Ratings, Inc., Fitch Ratings Ltd. and
its subsidiaries.
Note: ICE Data Indices, LLC (“ICE DATA”), is used with permission.
ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD-
PARTY SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES AND
REPRESENTATIONS, EXPRESS AND/OR IMPLIED, INCLUDING
ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A
PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX
DATA AND ANY DATA INCLUDED IN, RELATED TO, OR DERIVED
THEREFROM. NEITHER ICE DATA, ITS AFFILIATES NOR THEIR
RESPECTIVE THIRD-PARTY SUPPLIERS SHALL BE SUBJECT TO ANY
DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY,
ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES OR
THE INDEX DATA OR ANY COMPONENT THEREOF, AND THE INDICES
AND INDEX DATA AND ALL COMPONENTS THEREOF ARE PROVIDED

T. ROWE PRICE Dynamic Credit Fund

ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK. ICE DATA,
ITS AFFILIATES AND THEIR RESPECTIVE THIRD-PARTY SUPPLIERS DO
NOT SPONSOR, ENDORSE, OR RECOMMEND T. ROWE PRICE OR ANY
OF ITS PRODUCTS OR SERVICES.
ICE Benchmark Administration Limited makes no warranty, express or implied, either as to the results to be obtained from the use of ICE LIBOR and/or the figure at which ICE LIBOR stands at any particular time on any particular day or otherwise. ICE Benchmark Administration Limited makes no express or implied warranties of merchantability or fitness for a particular purpose in respect of any use of ICE LIBOR.
Note: © 2023, Moody’s Corporation, Moody’s Investors Service, Inc., Moody’s
Analytics, Inc. and/or their licensors and affiliates (collectively, “Moody’s”).
All rights reserved. Moody’s ratings and other information (“Moody’s
Information”) are proprietary to Moody’s and/or its licensors and are protected by copyright and other intellectual property laws. Moody’s Information is licensed to Client by Moody’s. MOODY’S INFORMATION MAY NOT BE
COPIED OR OTHERWISE REPRODUCED, REPACKAGED, FURTHER
TRANSMITTED, TRANSFERRED, DISSEMINATED, REDISTRIBUTED
OR RESOLD, OR STORED FOR SUBSEQUENT USE FOR ANY SUCH
PURPOSE, IN WHOLE OR IN PART, IN ANY FORM OR MANNER OR BY
ANY MEANS WHATSOEVER, BY ANY PERSON WITHOUT MOODY’S
PRIOR WRITTEN CONSENT. Moody's
®
is a registered trademark.
Note: Copyright © 2023, S&P Global Market Intelligence (and its affiliates, as applicable). Reproduction of any information, data or material, including ratings ("Content") in any form is prohibited except with the prior written permission of the relevant party. Such party, its affiliates and suppliers
("Content Providers") do not guarantee the accuracy, adequacy, completeness, timeliness or availability of any Content and are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, or for the results obtained from the use of such Content. In no event shall Content Providers be liable for any damages, costs, expenses, legal fees, or losses (including lost income or lost profit and opportunity costs) in connection with any use of the Content. A reference to a particular investment or security, a rating or any observation concerning an investment that is part of the Content is not a recommendation to buy, sell or hold such investment or security, does not address the appropriateness of an investment or security and should not be relied on as investment advice. Credit ratings are statements of opinions and are not statements of fact.
BENCHMARK INFORMATION (continued)

T. ROWE PRICE Dynamic Credit Fund

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
DYNAMIC CREDIT FUND
Note: Performance for the I Class will vary due to its differing fee structure. See the Average
Annual Compound Total Return table.

T. ROWE PRICE Dynamic Credit Fund

AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 12/31/22 1 Year
Since
Inception
1/10/19
Dynamic Credit Fund –
.
0.02% 3.88%
Dynamic Credit Fund–
.
I  Class -0.01 3.89
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please visit our website (troweprice.com) or contact a T. Rowe Price representative at
1 - 800 - 225 - 5132 or, for
0.02
I Class shares, 1-800-638-8790.
This table shows how the fund would have performed each year if its actual (or cumulative)
returns for the periods shown had been earned at a constant rate. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.
Past performance cannot guarantee future results.

T. ROWE PRICE Dynamic Credit Fund

EXPENSE RATIO
FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has two share classes: The original share class (Investor Class)
charges no distribution and service (12b-1) fee, and the I Class shares are also available to institutionally oriented clients and impose no 12b-1 or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Dynamic Credit Fund 1.25%
Dynamic Credit Fund–I Class 1.01
The expense ratio shown is estimated as of the fund’s most recent prospectus. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, includes acquired fund fees and expenses but does not include fee or expense waivers.

T. ROWE PRICE Dynamic Credit Fund

Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
DYNAMIC CREDIT FUND
Beginning
Account Value
7/1/22
Ending
Account Value
12/31/22
Expenses Paid
During Period*
7/1/22 to 12/31/22
Investor Class
Actual $1,000.00 $1,039.80 $3.24
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.03   3.21
I Class
Actual   1,000.00   1,040.10   2.88
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.38   2.85
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.63%, and
the
2
I Class was 0.56%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Dynamic Credit Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
(1)
.. Year ..
.. Ended .
1/10/19
(1)
Through
12/31/19 12/31/22 12/31/21 12/31/20
NET ASSET VALUE
Beginning of period $ 9.83 $ 9.75 $ 10.20 $ 10.00
Investment activities
Net investment income
(2)(3)
0.41 0.37 0.48 0.44
Net realized and unrealized gain/loss (0.42) 0.24 (0.23) 0.21
Total from investment activities (0.01) 0.61 0.25 0.65
Distributions
Net investment income (0.35) (0.34) (0.38) (0.41)
Net realized gain (0.45) (0.19) (0.32) (0.04)
Total distributions (0.80) (0.53) (0.70) (0.45)
NET ASSET VALUE
End of period $ 9.02 $ 9.83 $ 9.75 $ 10.20
Ratios/Supplemental Data
Total return
(3)(4)
0.02% 6.21% 2.67% 6.64%
Ratios to average net assets:
(3)
Gross expenses before waivers/payments by
Price Associates 1.53% 1.30% 1.38% 1.56%
(5)
Net expenses after waivers/payments by Price
Associates 0.63% 0.65% 0.64% 0.64%
(5)
Net investment income 4.40% 3.61% 4.97% 4.44%
(5)
Portfolio turnover rate 217.6% 252.1% 301.7% 311.5%
Net assets, end of period (in thousands) $29,716 $38,760 $26,423 $27,976
0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
See Note 6 for details of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Dynamic Credit Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
(1)
.. Year ..
.. Ended .
1/10/19
(1)
Through
12/31/19 12/31/22 12/31/21 12/31/20
NET ASSET VALUE
Beginning of period $ 9.83 $ 9.74 $ 10.21 $ 10.00
Investment activities
Net investment income
(2)(3)
0.42 0.36 0.48 0.44
Net realized and unrealized gain/loss (0.43) 0.26 (0.25) 0.22
Total from investment activities (0.01) 0.62 0.23 0.66
Distributions
Net investment income (0.36) (0.34) (0.38) (0.41)
Net realized gain (0.45) (0.19) (0.32) (0.04)
Total distributions (0.81) (0.53) (0.70) (0.45)
NET ASSET VALUE
End of period $ 9.01 $ 9.83 $ 9.74 $ 10.21
Ratios/Supplemental Data
Total return
(3)(4)
(0.01)% 6.36% 2.50% 6.77%
Ratios to average net assets:
(3)
Gross expenses before waivers/payments by
Price Associates 1.48% 1.06% 1.30% 1.62%
(5)
Net expenses after waivers/payments by Price
Associates 0.56% 0.60% 0.61% 0.61%
(5)
Net investment income 4.48% 3.51% 5.01% 4.48%
(5)
Portfolio turnover rate 217.6% 252.1% 301.7% 311.5%
Net assets, end of period (in thousands) $5,646 $1,943 $24,169 $5,841
0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
See Note 6 for details of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Dynamic Credit Fund
December 31, 2022

Portfolio of Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
BAHAMAS 0.5%
Government Bonds 0.5%
Commonwealth of Bahamas, 8.95%, 10/15/32 (USD)  200,000 161
Total Bahamas (Cost
$196
)
161
BRAZIL 3.3%
Corporate Bonds 3.3%
ERO Copper, 6.50%, 2/15/30 (USD)  (1) 345,000 279
Globo Comunicacao e Participacoes, 4.875%, 1/22/30
(USD)  (1) 850,000 713
Globo Comunicacao e Participacoes, 5.50%, 1/14/32 (USD)  (1) 200,000 171
Total Brazil (Cost
$1,380
)
1,163
CANADA 2.5%
Asset-Backed Securities 0.5%
Cologix Canadian Issuer, Series 2022-1CAN, Class A2, 4.94%,
1/25/52  (1) 250,000 168
168
Bank Loans 0.7% (2)
Jones Deslauriers Insurance Management, FRN, 3M CAD CDOR
+ 4.25%, 8.813%, 3/27/28  341,532 235
235
Corporate Bonds 1.3%
Air Canada, 3.875%, 8/15/26 (USD)  (1) 115,000 102
Enbridge, VR, 7.375%, 1/15/83 (USD)  (3) 385,000 375
477
Total Canada (Cost
$961
)
880
CHINA 1.5%
Convertible Bonds 1.1%
Vnet Group, Zero Coupon, 2/1/26 (USD)  490,000 406
406
Corporate Bonds 0.4%
Kaisa Group Holdings, 11.95%, 10/22/22 (USD)  (4)(5) 985,000 137
137
Total China (Cost
$681
)
543

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
COLOMBIA 0.9%
Corporate Bonds 0.9%
Aris Mining, 6.875%, 8/9/26 (USD)  (1) 380,000 299
299
Private Investment Company 0.0%
Bona Fide Investments Feeder LLC, Acquisition date: 6/1/22,
Cost $12 (USD)  (5)(6) † 12
12
Total Colombia (Cost
$388
)
311
INDONESIA 1.4%
Corporate Bonds 1.4%
Freeport Indonesia, 5.315%, 4/14/32 (USD)  (1) 330,000 305
Freeport Indonesia, 6.20%, 4/14/52 (USD)  (1) 200,000 175
Total Indonesia (Cost
$511
)
480
LUXEMBOURG 3.0%
Corporate Bonds 3.0%
ArcelorMittal, 6.80%, 11/29/32 (USD)  1,050,000 1,050
Total Luxembourg (Cost
$1,043
)
1,050
MAURITIUS 0.5%
Corporate Bonds 0.5%
Axian Telecom, 7.375%, 2/16/27 (USD)  (1) 200,000 176
Total Mauritius (Cost
$200
)
176
MEXICO 2.1%
Corporate Bonds 2.1%
Petroleos Mexicanos, 6.70%, 2/16/32 (USD)  935,000 736
Total Mexico (Cost
$877
)
736
NORWAY 1.4%
Corporate Bonds 1.4%
Var Energi, 8.00%, 11/15/32 (USD)  (1) 490,000 506
Total Norway (Cost
$485
)
506

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
PANAMA 0.5%
Corporate Bonds 0.5%
Aeropuerto Internacional de Tocumen, 4.00%, 8/11/41 (USD)  (1) 200,000 165
Total Panama (Cost
$200
)
165
PERU 0.5%
Corporate Bonds 0.5%
Consorcio Transmantaro, 5.20%, 4/11/38 (USD)  (1) 200,000 181
Total Peru (Cost
$200
)
181
SPAIN 0.3%
Corporate Bonds 0.3%
Cirsa Finance International, 10.375%, 11/30/27  (1) 100,000 109
Total Spain (Cost
$99
)
109
SRI LANKA 0.4%
Government Bonds 0.4%
Republic of Sri Lanka, 6.85%, 11/3/25 (USD)  (4)(5) 410,000 132
Total Sri Lanka (Cost
$173
)
132
SURINAME 0.6%
Government Bonds 0.6%
Republic of Suriname, 9.25%, 10/26/26 (USD)  (4)(5)(7) 285,000 230
Total Suriname (Cost
$203
)
230
UNITED STATES 58.0%
Asset-Backed Securities 12.3%
Amur Equipment Finance Receivables X, Series 2022-1A, Class
E, 5.02%, 12/20/28  (1) 385,000 348
Blackbird Capital Aircraft Lease Securitization, Series 2016-1A,
Class A, STEP, 4.213%, 12/16/41  (1) 327,799 268
Elara HGV Timeshare Issuer, Series 2019-A, Class C, 3.45%,
1/25/34  (1) 59,705 55
ExteNet, Series 2019-1A, Class B, 4.14%, 7/26/49  (1) 240,000 227
FOCUS Brands Funding, Series 2018-1, Class A2, 5.184%,
10/30/48  (1) 696,000 638
HPS Loan Management, Series 11A-17, Class CR, CLO, FRN,
3M USD LIBOR + 1.95%, 6.482%, 5/6/30  (1) 640,000 600

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
JPMorgan Chase Bank, Series 2021-1, Class D, 1.174%,
9/25/28  (1) 390,260 375
Octane Receivables Trust, Series 2022-1A, Class C, 5.21%,
8/21/28  (1) 490,000 470
Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class
B, 5.281%, 5/15/32  (1) 237,469 232
Santander Bank Auto Credit-Linked Notes, Series 2022-B, Class
D, 6.793%, 8/16/32  (1) 307,724 305
Santander Retail Auto Lease Trust, Series 2020-A, Class D,
2.52%, 11/20/24  (1) 330,000 326
Sierra Timeshare Receivables Funding, Series 2021-1A, Class D,
3.17%, 11/20/37  (1) 287,123 261
Stonepeak ABS, Series 2021-1A, Class B, 3.821%, 2/28/33  (1) 291,827 251
4,356
Bank Loans 10.7% (2)
Asurion, FRN, 1 USD LIBOR + 3.00%, 7.384%, 11/3/24  561,811 544
Asurion, FRN, 1 USD LIBOR + 5.25%, 9.634%, 1/31/28  185,904 144
Diamond, FRN, 1 USD LIBOR + 2.75%, 7.165%, 9/29/28  267,300 258
Heartland Dental, FRN, 3 USD LIBOR + 3.75%, 8.134%, 4/30/25  625,281 577
Loyalty Ventures, FRN, 1 USD LIBOR + 4.50%, 8.884%, 11/3/27  2,516 1
Magnite, FRN, 1 USD LIBOR + 5.00%, 9.327%, 4/28/28  988,482 921
MH Sub I, FRN, 1 USD LIBOR + 3.75%, 8.134%, 9/13/24  261,646 254
Tacala Investment, FRN, 1 USD LIBOR + 3.50%, 7.884%, 2/5/27  348,122 333
William Morris Endeavor Entertainment, FRN, 3 USD LIBOR +
2.75%, 7.14%, 5/18/25  755,246 738
3,770
Common Stocks 0.4%
Bluescape Opportunities Acquisition, Warrants, 1/31/26  (5) 46,500 8
Booz Allen Hamilton Holding  1,400 146
Eucrates Biomedical Acquisition, Warrants, 12/14/25  (5) 15,931 1
155
Convertible Preferred Stocks 0.6%
2020 Cash Mandatory Exchangeable Trust, 5.25%, 6/1/23  (1) 200 229
229
Corporate Bonds 15.7%
ATI, 5.875%, 12/1/27  (7) 340,000 325
Calpine, 3.75%, 3/1/31  (1) 760,000 611
Carnival, 4.00%, 8/1/28  (1) 430,000 350
DISH Network, 11.75%, 11/15/27  (1) 775,000 794
Hightower Holding, 6.75%, 4/15/29  (1) 230,000 192
LCPR Senior Secured Financing, 5.125%, 7/15/29  (1) 400,000 332
NGL Energy Operating, 7.50%, 2/1/26  (1) 380,000 337
Sabre GLBL, 7.375%, 9/1/25  (1) 250,000 239
Sabre GLBL, 9.25%, 4/15/25  (1) 275,000 274

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
Sabre GLBL, 11.25%, 12/15/27  (1) 200,000 205
Spirit AeroSystems, 9.375%, 11/30/29  (1) 720,000 760
Teekay Offshore Partners, 8.50%, 7/15/23  (1)(4)(5) 155,000 6
Townsquare Media, 6.875%, 2/1/26  (1)(7) 520,000 463
Transocean Phoenix 2, 7.75%, 10/15/24  (1) 42,000 42
Transocean Pontus, 6.125%, 8/1/25  (1) 19,600 19
Transocean Proteus, 6.25%, 12/1/24  (1) 100,000 99
Venture Global Calcasieu Pass, 3.875%, 8/15/29  (1) 165,000 144
Venture Global Calcasieu Pass, 4.125%, 8/15/31  (1) 135,000 114
Vistra, VR, 7.00%  (1)(3)(8) 100,000 92
Vistra, VR, 8.00%  (1)(3)(8) 170,000 163
5,561
Exchange-Traded Funds 0.5%
KraneShares CSI China Internet ETF  (5) 6,100 184
184
Municipal Securities 5.4%
Colorado HFA, Covenant Living Community, Series B, 4.48%,
12/1/40  235,000 202
Illinois, Build America, Series 4, GO, 7.10%, 7/1/35  150,000 156
Michigan Tobacco Settlement Fin. Auth., Series B, Zero Coupon,
6/1/46  25,000 3
Port Beaumont Navigation Dist., Series B, 6.00%, 1/1/25  (1) 210,000 197
Puerto Rico Commonwealth, GO, 11/1/43  (5)(9) 968,891 424
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/24  14,020 13
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  53,960 29
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/33  41,930 36
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/35  37,689 32
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/37  32,347 27
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/41  43,980 34
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/46  45,738 34
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.25%, 7/1/23  23,414 23
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.375%, 7/1/25  46,698 47
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  46,276 47
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  45,524 47

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.75%, 7/1/31  44,217 46
Puerto Rico Electric Power Auth., Build America, 5.95%,
7/1/30  (5)(10) 40,000 29
Puerto Rico Electric Power Auth., Build America, 6.05%,
7/1/32  (5)(10) 150,000 109
Tobacco Settlement Fin., Series A-1, 6.706%, 6/1/46  260,000 234
Tobacco Settlement Fin. Auth., Series B, 4.875%, 6/1/49  105,000 90
Tobacco Settlement Fin. Auth., Series B, Zero Coupon, 6/1/47  460,000 34
1,893
Non-U.S. Government Mortgage-Backed Securities 12.4%
BAMLL Commercial Mortgage Securities Trust, Series 2021-
JACX, Class D, ARM, 1M USD LIBOR + 2.75%, 7.068%,
9/15/38  (1) 395,000 348
BAMLL Commercial Mortgage Securities Trust, Series 2021-
JACX, Class E, ARM, 1M USD LIBOR + 3.75%, 8.068%,
9/15/38  (1) 100,000 85
Barclays Commercial Mortgage Trust, Series 2019-BWAY, Class
E, ARM, 1M USD LIBOR + 2.85%, 7.168%, 11/15/34  (1) 120,000 99
BFLD, Series 2019-DPLO, Class F, ARM, 1M USD LIBOR +
2.54%, 6.858%, 10/15/34  (1) 83,000 78
BX Commercial Mortgage Trust, Series 2019-IMC, Class E,
ARM, 1M USD LIBOR + 2.15%, 6.468%, 4/15/34  (1) 150,000 140
BX Trust, Series 2021-VIEW, Class F, ARM, 1M USD LIBOR +
3.93%, 8.248%, 6/15/36  (1) 145,000 131
CAFL, Series 2021-RTL1, Class A2, CMO, STEP, 3.104%,
3/28/29  (1) 620,000 557
Cantor Commercial Real Estate Lending, Series 2019-CF1,
Class 65C, ARM, 4.123%, 5/15/52  (1) 115,000 102
Cantor Commercial Real Estate Lending, Series 2019-CF1,
Class 65D, ARM, 4.66%, 5/15/52  (1) 70,000 62
Commercial Mortgage Trust, Series 2014-CR19, Class E, ARM,
4.197%, 8/10/47  (1) 165,000 140
Connecticut Avenue Securities Trust, Series 2022-R03, Class
1M1, CMO, ARM, SOFR30A + 2.10%, 6.028%, 3/25/42  (1) 232,437 231
Connecticut Avenue Securities Trust, Series 2022-R04, Class
1M2, CMO, ARM, SOFR30A + 3.10%, 7.028%, 3/25/42  (1) 45,000 45
Credit Suisse Mortgage Trust, Series 2020-TMIC, Class C, ARM,
1M USD LIBOR + 6.75%, 11.568%, 12/15/35  (1) 100,000 99
Finance of America HECM Buyout, Series 2022-HB1, Class M3,
ARM, 5.084%, 2/25/32  (1) 390,000 363
Great Wolf Trust, Series 2019-WOLF, Class F, ARM, 1M USD
LIBOR + 3.131%, 7.449%, 12/15/36  (1) 170,000 159
LSTAR Commercial Mortgage Trust, Series 2017-5, Class D,
ARM, 4.674%, 3/10/50  (1) 220,000 170
SLIDE, Series 2018-FUN, Class E, ARM, 1M USD LIBOR +
2.55%, 6.868%, 6/15/31  (1) 240,904 235

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
Structured Agency Credit Risk Debt Notes, Series 2021-DNA7,
Class M2, CMO, ARM, SOFR30A + 1.80%, 5.728%, 11/25/41  (1) 295,000 277
Structured Agency Credit Risk Debt Notes, Series 2022-DNA2,
Class M2, CMO, ARM, SOFR30A + 3.75%, 7.678%, 2/25/42  (1) 560,000 527
Structured Agency Credit Risk Debt Notes, Series 2022-DNA3,
Class M1B, CMO, ARM, SOFR30A + 2.90%, 6.828%, 4/25/42  (1) 145,000 143
Structured Agency Credit Risk Debt Notes, Series 2022-HQA3,
Class M2, CMO, ARM, SOFR30A + 5.35%, 9.278%, 8/25/42  (1) 150,000 142
Verus Securitization Trust, Series 2022-4, Class A2, CMO, ARM,
4.74%, 4/25/67  (1) 263,553 246
4,379
Total United States (Cost
$22,069
)
20,527
SHORT-TERM INVESTMENTS 10.2%
Money Market Funds 6.8%
T. Rowe Price Government Reserve Fund, 4.30%  (11)(12) 2,411,263 2,411
2,411
U.S. Treasury Obligations 3.4%
U.S. Treasury Bills, 4.253%, 3/23/23  1,200,000 1,189
1,189
Total Short-Term Investments (Cost $3,600) 3,600
SECURITIES LENDING COLLATERAL 1.0%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.5%
Money Market Funds 0.5%
T. Rowe Price Government Reserve Fund, 4.30%  (11)(12) 198,272 198
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 198
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH STATE STREET BANK AND TRUST COMPANY 0.5%
Money Market Funds 0.5%
T. Rowe Price Government Reserve Fund, 4.30%  (11)(12) 166,883 167
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 167
Total Securities Lending Collateral (Cost $365) 365

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.4%
OTC Options Purchased 0.4%
Counterparty Description Contracts
Notional
Amount $ Value
Bank of America
30 Year Interest
Rate Swap, 7/10/53
Pay Fixed 2.66%
Annually, Receive
Variable 4.30%
(SOFR) Annually,
7/6/23 @ 2.66%*  (5) 1 1,280 147
Total Options Purchased (Cost $84) 147
Total Investments in Securities
89.0% of Net Assets
(Cost $33,715) $ 31,462
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
† Investment fund is not unitized.
* Exercise Spread
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$17,746 and represents 50.2% of net assets.
(2) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(3) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(4) Security is in default or has failed to make a scheduled interest and/or principal payment.
(5) Non-income producing

T. ROWE PRICE Dynamic Credit Fund

.
.
.
.
.
.
.
.
.
.
(6) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$12 and represents 0.0% of net assets.
(7) See Note 4 . All or a portion of this security is on loan at December 31, 2022.
(8) Perpetual security with no stated maturity date.
(9) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board’s Certified
Fiscal Plan.
(10) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(11) Seven-day yield
(12) Affiliated Companies
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M CAD CDOR Three month CAD CDOR (Canadian Dollar offered rate)
3M NDBB Three month NZD bank bill
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
ETF Exchange-Traded Fund
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
HFA Health Facility Authority
IDR Indonesian Rupiah
ILS Israeli Shekel
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
NOK Norwegian Krone
NZD New Zealand Dollar
OTC Over-the-counter
PEN Peruvian New Sol

T. ROWE PRICE Dynamic Credit Fund

.
.
.
.
.
.
.
.
.
.
PHP Philippines Peso
PLN Polish Zloty
SGD Singapore Dollar
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TWD Taiwan Dollar
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR South African Rand

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s)
SWAPS 1.1%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS (0.1)%
Credit Default Swaps, Protection Bought (0.6)%
Egypt 0.1%
Citibank, Protection Bought (Relevant
Credit: Arab Republic of Egypt), Pay 1.00%
Quarterly, Receive upon credit default,
12/20/24 (USD) * 290 37 34 3
Total Egypt 34 3
United States (0.7)%
Bank of America, Protection Bought
(Relevant Credit: Markit CDX.NA.HY-S37, 5
Year Index), Pay 5.00% Quarterly, Receive
upon credit default, 12/21/26 * 1,350 (129) (148) 19
Citibank, Protection Bought (Relevant
Credit: Avis Budget Car Rental), Pay 5.00%
Quarterly, Receive upon credit default,
12/20/27 * 750 (14) 21 (35)
Citibank, Protection Bought (Relevant
Credit: Avis Budget Group), Pay 5.00%
Quarterly, Receive upon credit default,
12/20/27 * 325 (5) (15) 10
Citibank, Protection Bought (Relevant
Credit: Davita Healthcare Partner), Pay
5.00% Quarterly, Receive upon credit
default, 12/20/24 * 650 (38) (54) 16
Goldman Sachs, Protection Bought
(Relevant Credit: Davita Healthcare
Partner), Pay 5.00% Quarterly, Receive
upon credit default, 12/20/24 * 750 (43) (59) 16
Goldman Sachs, Protection Bought
(Relevant Credit: Markit CDX.NA.HY-S37, 5
Year Index), Pay 5.00% Quarterly, Receive
upon credit default, 12/20/26 * 4,850 (465) (107) (358)
Goldman Sachs, Protection Bought
(Relevant Credit: Markit CMBX.
NA.BBB-S10, 40 Year Index), Pay 3.00%
Monthly, Receive upon credit default,
11/17/59 * 130 23 5 18
Goldman Sachs, Protection Bought
(Relevant Credit: Post Holdings), Pay
5.00% Quarterly, Receive upon credit
default, 12/20/27 * 51 (7) (6) (1)

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Morgan Stanley, Protection Bought
(Relevant Credit: Markit CMBX.
NA.BBB-S10, 40 Year Index), Pay 3.00%
Monthly, Receive upon credit default,
11/17/59 * 2,025 350 93 257
Morgan Stanley, Protection Bought
(Relevant Credit: Markit CMBX.
NA.BBB-S11, 35 Year Index), Pay 3.00%
Monthly, Receive upon credit default,
11/18/54 * 500 76 18 58
Total United States (252) —
Total Bilateral Credit Default Swaps, Protection
Bought (218) 3
Credit Default Swaps, Protection Sold (0.0)%
United Kingdom (0.0)%
Barclays Bank, Protection Sold (Relevant
Credit: Jaguar Land Rover Automotive,
B1*), Receive 5.00% Quarterly, Pay upon
credit default, 6/20/25 (EUR) * 210 (17) (19) 2
Total United Kingdom (19) 2
Total Bilateral Credit Default Swaps, Protection Sold (19) 2
Total Return Swaps 0.5%
India (0.0)%
Citibank, Pay Underlying Reference: ICICI
Bank Monthly, Receive Variable 4.310%
(SOFR + (0.18)%) Monthly, 1/18/24 (USD ) 168 (1) — (1)
Total India — (1)
United States 0.5%
JPMorgan Chase, Pay Underlying
Reference: Apple at Maturity, Receive
Variable 4.100% (SOFR + (0.55)%) at
Maturity, 3/20/23 1,468 121 — 121
JPMorgan Chase, Pay Underlying
Reference: Goodyear Tire & Rubber at
Maturity, Receive Variable 5.000% (SOFR
+ (0.80)%) at Maturity, 3/20/23 626 29 — 29
JPMorgan Chase, Pay Underlying
Reference: Halliburton at Maturity, Receive
Variable 5.000% (SOFR + (0.50)%) at
Maturity, 3/20/23 411 7 — 7
JPMorgan Chase, Pay Underlying
Reference: Macy's Retail Holdings at
Maturity, Receive Variable 6.125% (SOFR
+ (0.62)%) at Maturity, 3/20/23 1,277 (22) — (22)

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
JPMorgan Chase, Pay Underlying
Reference: Medline Borrower at Maturity,
Receive Variable 5.250% (SOFR + (0.65)%)
at Maturity, 3/20/23 473 32 — 32
JPMorgan Chase, Pay Underlying
Reference: Royal Caribbean Cruises at
Maturity, Receive Variable 5.500% (SOFR
+ (0.70)%) at Maturity, 3/20/23 1,200 30 — 30
Total United States — 197
Total Bilateral Total Return Swaps — 196
Total Bilateral Swaps (237) 201
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 1.2%
Credit Default Swaps, Protection Bought 1.4%
Egypt 0.7%
Protection Bought (Relevant Credit: Arab
Republic of Egypt), Pay 1.00% Quarterly,
Receive upon credit default, 12/20/27
(USD) 905 243 233 10
Total Egypt 10
Foreign/Europe (0.0)%
Protection Bought (Relevant Credit: Markit
iTraxx Crossover-S38, 5 Year Index), Pay
5.00% Quarterly, Receive upon credit
default, 12/20/27 920 (11) 33 (44)
Total Foreign/Europe (44)
United States 0.7%
Protection Bought (Relevant Credit: Altica
Finco), Pay 5.00% Quarterly, Receive upon
credit default, 12/20/27 (EUR) 740 98 90 8
Protection Bought (Relevant Credit:
American Axle & Manufacturing), Pay
5.00% Quarterly, Receive upon credit
default, 12/20/27 1,050 44 (4) 48
Protection Bought (Relevant Credit:
Apache), Pay 1.00% Quarterly, Receive
upon credit default, 6/20/27 700 22 35 (13)
Protection Bought (Relevant Credit:
Conocophillips), Pay 1.00% Quarterly,
Receive upon credit default, 6/20/27 635 (12) (10) (2)

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Protection Bought (Relevant Credit: Delta
Air Lines), Pay 5.00% Quarterly, Receive
upon credit default, 6/21/27 335 (19) (7) (12)
Protection Bought (Relevant Credit: Iron
Mountain), Pay 5.00% Quarterly, Receive
upon credit default, 12/20/27 80 (10) (9) (1)
Protection Bought (Relevant Credit:
Marriott International), Pay 1.00%
Quarterly, Receive upon credit default,
12/20/26 1,650 (18) (1) (17)
Protection Bought (Relevant Credit:
Murphy Oil), Pay 1.00% Quarterly, Receive
upon credit default, 12/20/27 745 61 49 12
Protection Bought (Relevant Credit:
Realogy Group, Pay 5.00% Quarterly,
Receive upon credit default, 12/20/26 710 85 (31) 116
Protection Bought (Relevant Credit: Tesla,
Pay 1.00% Quarterly, Receive upon credit
default, 6/20/26 640 20 25 (5)
Total United States 134
Total Centrally Cleared Credit Default Swaps,
Protection Bought 100
Credit Default Swaps, Protection Sold (0.2)%
United States (0.2)%
Protection Sold (Relevant Credit: FedEx,
Baa2*), Receive 1.00% Quarterly, Pay
upon credit default, 6/21/27 240 2 3 (1)
Protection Sold (Relevant Credit:
Goodyear Tire & Rubber, B2*), Receive
5.00% Quarterly, Pay upon credit default,
6/21/27 925 17 34 (17)
Protection Sold (Relevant Credit: Macy's,
Ba2*), Receive 1.00% Quarterly, Pay upon
credit default, 6/21/27 1,585 (193) (163) (30)
Protection Sold (Relevant Credit: Markit
CDX.NA.HY-S37, 5 Year Index), Receive
5.00% Quarterly, Pay upon credit default,
12/20/26 7,202 221 (108) 329
Protection Sold (Relevant Credit: Markit
CDX.NA.HY-S39, 5 Year Index), Receive
5.00% Quarterly, Pay upon credit default,
12/20/27 2,495 18 38 (20)

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Protection Sold (Relevant Credit: Royal
Caribbean Cruises, B3*), Receive 5.00%
Quarterly, Pay upon credit default, 6/21/27 1,975 (159) (320) 161
Total United States 422
Total Centrally Cleared Credit Default Swaps,
Protection Sold 422
Interest Rate Swaps 0.0%
New Zealand 0.0%
5 Year Interest Rate Swap, Pay Fixed
4.720% Semi-Annually, Receive Variable
4.605% (3M NDBB) Quarterly, 12/22/27 3,026 11 — 11
Total New Zealand 11
United States 0.0%
2 Year Interest Rate Swap, Receive Fixed
4.195% Annually, Pay Variable 4.302%
(SOFR) Annually, 12/20/24 9,000 (48) — (48)
5 Year Interest Rate Swap, Receive Fixed
3.991% Annually, Pay Variable 3.983%
(SOFR) Annually, 11/15/27 1,915 19 — 19
10 Year Interest Rate Swap, Pay Fixed
3.183% Annually, Receive Variable 4.302%
(SOFR) Annually, 12/20/32 1,995 64 1 63
10 Year Interest Rate Swap, Pay Fixed
3.544% Annually, Receive Variable 4.023%
(SOFR) Annually, 11/23/32 925 2 — 2
10 Year Interest Rate Swap, Pay Fixed
3.858% Annually, Receive Variable 3.969%
(SOFR) Annually, 11/10/32 520 (13) — (13)
30 Year Interest Rate Swap, Pay Fixed
3.470% Annually, Receive Variable 3.983%
(SOFR) Annually, 11/14/52 400 (19) — (19)
Total United States 4
Total Centrally Cleared Interest Rate Swaps 15
Total Centrally Cleared Swaps 537
Net payments (receipts) of variation margin to date (542)
Variation margin receivable (payable) on centrally cleared swaps $ (5)
* Credit ratings as of December 31, 2022. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
** Includes interest purchased or sold but not yet collected of less than $1.

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 1/20/23 USD 724 NOK 7,360 $ (28)
Bank of America 1/20/23 USD 338 NZD 530 1
Barclays Bank 1/19/23 ILS 1,200 USD 342 —
Barclays Bank 1/19/23 USD 1,430 IDR 21,925,130 17
Barclays Bank 1/20/23 USD 353 AUD 525 (5)
BNP Paribas 1/13/23 ZAR 3,340 USD 188 9
BNP Paribas 1/19/23 IDR 9,017,445 USD 578 3
BNP Paribas 1/19/23 PEN 1,425 USD 363 11
BNP Paribas 1/19/23 USD 970 PEN 3,910 (58)
BNP Paribas 1/20/23 JPY 59,215 USD 407 45
BNP Paribas 1/20/23 NZD 310 USD 184 13
Citibank 1/13/23 USD 345 ZAR 6,415 (32)
Citibank 1/19/23 USD 693 ILS 2,460 (7)
Citibank 1/19/23 USD 702 INR 58,139 —
Citibank 1/19/23 USD 696 KRW 991,800 (91)
Citibank 3/10/23 USD 286 PHP 16,202 (5)
Deutsche Bank 1/19/23 USD 589 INR 48,449 4
Deutsche Bank 2/24/23 EUR 150 USD 159 3
Goldman Sachs 1/19/23 INR 32,955 USD 393 5
Goldman Sachs 1/19/23 USD 603 INR 49,902 —
Goldman Sachs 1/19/23 USD 714 TWD 22,625 (24)
Goldman Sachs 3/2/23 BRL 1,900 USD 353 2
Goldman Sachs 3/2/23 BRL 935 USD 177 (2)
HSBC Bank 1/19/23 IDR 11,667,485 USD 743 9
HSBC Bank 1/19/23 INR 29,235 USD 348 5
HSBC Bank 1/19/23 TWD 22,625 USD 720 18
HSBC Bank 1/19/23 USD 334 IDR 5,236,495 (4)
HSBC Bank 1/19/23 USD 483 ILS 1,715 (6)
HSBC Bank 1/19/23 USD 750 INR 62,420 (3)
HSBC Bank 1/20/23 AUD 110 USD 74 1
HSBC Bank 1/20/23 JPY 79,165 USD 589 16
HSBC Bank 3/2/23 USD 679 BRL 3,795 (32)
JPMorgan Chase 1/19/23 IDR 1,240,200 USD 80 1
JPMorgan Chase 1/19/23 INR 11,385 USD 137 1
JPMorgan Chase 1/19/23 PEN 1,085 USD 270 15
JPMorgan Chase 1/20/23 AUD 910 USD 586 35
JPMorgan Chase 1/20/23 CAD 121 USD 89 —
JPMorgan Chase 1/20/23 JPY 22,855 USD 154 20
JPMorgan Chase 1/20/23 NZD 290 USD 172 12
JPMorgan Chase 1/20/23 USD 79 JPY 10,355 —
JPMorgan Chase 2/24/23 GBP 50 USD 59 1
JPMorgan Chase 2/24/23 USD 158 EUR 150 (3)
Morgan Stanley 1/19/23 ILS 2,975 USD 856 (9)

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Morgan Stanley 1/19/23 PEN 1,400 USD 356 $ 12
Morgan Stanley 1/20/23 JPY 32,435 USD 245 3
Morgan Stanley 1/20/23 NOK 7,360 USD 689 63
Morgan Stanley 2/24/23 EUR 175 USD 187 1
Morgan Stanley 2/24/23 USD 597 EUR 573 (19)
Morgan Stanley 2/24/23 USD 472 GBP 397 (8)
RBC Dominion Securities 1/20/23 USD 335 AUD 500 (6)
RBC Dominion Securities 1/20/23 USD 870 CAD 1,190 (9)
RBC Dominion Securities 2/24/23 EUR 420 USD 442 10
RBC Dominion Securities 2/24/23 USD 383 GBP 315 2
RBC Dominion Securities 3/2/23 BRL 965 USD 180 —
Standard Chartered 1/13/23 ZAR 3,075 USD 170 11
Standard Chartered 1/19/23 INR 88,685 USD 1,076 (5)
Standard Chartered 1/19/23 KRW 991,800 USD 722 65
Standard Chartered 1/19/23 USD 507 INR 42,110 (1)
Standard Chartered 1/20/23 JPY 57,750 USD 390 51
Standard Chartered 1/20/23 USD 957 AUD 1,500 (65)
Standard Chartered 1/20/23 USD 84 CAD 116 (1)
Standard Chartered 1/20/23 USD 1,084 JPY 155,605 (105)
Standard Chartered 1/20/23 USD 346 NZD 600 (35)
Standard Chartered 2/24/23 EUR 315 USD 335 4
Standard Chartered 2/24/23 GBP 440 USD 531 2
Standard Chartered 2/24/23 GBP 140 USD 171 (1)
State Street 1/20/23 AUD 590 USD 379 23
State Street 1/20/23 USD 335 AUD 500 (6)
State Street 1/20/23 USD 443 CAD 606 (5)
State Street 2/24/23 USD 609 EUR 585 (20)
State Street 2/24/23 USD 284 GBP 238 (4)
State Street 3/17/23 SGD 740 USD 547 6
UBS Investment Bank 2/17/23 PLN 255 USD 54 4
UBS Investment Bank 2/17/23 USD 42 PLN 202 (4)
UBS Investment Bank 3/10/23 USD 242 PHP 13,688 (4)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (103)

T. ROWE PRICE Dynamic Credit Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 2 DAX Performance Index contracts 3/23 (749) $ 24
Short, 35 Euro BOBL contracts 3/23 (4,337) 44
Short, 6 Euro BUND contracts 3/23 (854) 47
Short, 7 FTSE 100 Index contracts 3/23 (632) 2
Short, 18 Long Gilt ten year contracts 3/23 (2,174) 110
Short, 31 U.S. Treasury Notes five year contracts 3/23 (3,346) —
Long, 21 U.S. Treasury Notes ten year contracts 3/23 2,358 (34)
Long, 8 Ultra U.S. Treasury Bonds contracts 3/23 1,075 (91)
Net payments (receipts) of variation margin to date (75)
Variation margin receivable (payable) on open futures contracts $ 27

T. ROWE PRICE Dynamic Credit Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.30% $ — $ — $ 24++
Totals $ —# $ — $ 24+
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
12/31/22
T. Rowe Price Government
Reserve Fund, 4.30% $ 5,235  ¤   ¤ $ 2,776
Total $ 2,776^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $24 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $2,776.

T. ROWE PRICE Dynamic Credit Fund
December 31, 2022
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $33,715) $ 31,462
Cash deposits on centrally cleared swaps 2,584
Restricted cash pledged for bilateral derivatives 980
Unrealized gain on bilateral swaps 618
Unrealized gain on forward currency exchange contracts 504
Cash deposits on futures contracts 433
Interest receivable 281
Bilateral swap premiums paid 171
Foreign currency (cost $129) 129
Receivable for investment securities sold 83
Variation margin receivable on futures contracts 27
Cash 24
Due from affiliates 19
Receivable for shares sold 13
Other assets 53
Total assets 37,381
Liabilities
Unrealized loss on forward currency exchange contracts 607
Unrealized loss on bilateral swaps 417
Bilateral swap premiums received 408
Obligation to return securities lending collateral 365
Payable for shares redeemed 31
Investment management fees payable 15
Variation margin payable on centrally cleared swaps 5
Other liabilities 171
Total liabilities 2,019
NET ASSETS $ 35,362

T. ROWE PRICE Dynamic Credit Fund
December 31, 2022
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (3,850)
Paid-in capital applicable to 3,921,359 shares of $0.01 par
value capital stock outstanding; 18,000,000,000 shares of the
Corporation authorized 39,212
NET ASSETS $ 35,362
NET ASSET VALUE PER SHARE
Investor Class
($29,716,242 / 3,294,901 shares outstanding) $ 9.02
I Class
($5,645,982 / 626,458 shares outstanding) $ 9.01

T. ROWE PRICE Dynamic Credit Fund
Statement of Operations

($000s)
Year
Ended
12/31/22
Investment Income (Loss)
Income
    Interest $ 1,744
Dividend 62
Securities lending 5
Total income 1,811
Expenses
Investment management 182
Shareholder servicing
Investor Class $ 24
I Class 2 26
Prospectus and shareholder reports
Investor Class 14
I Class 1 15
Custody and accounting 210
Registration 49
Legal and audit 48
Miscellaneous 20
Waived / paid by Price Associates (326)
Total expenses 224
Net investment income 1,587

T. ROWE PRICE Dynamic Credit Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/22
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (3,241)
Futures 404
Swaps 1,626
Options written 128
Forward currency exchange contracts 325
Foreign currency transactions (23)
Net realized loss (781)
Change in net unrealized gain / loss
Securities (1,705)
Futures 109
Swaps 602
Forward currency exchange contracts (24)
Other assets and liabilities denominated in foreign currencies (10)
Change in net unrealized gain / loss (1,028)
Net realized and unrealized gain / loss (1,809)
DECREASE IN NET ASSETS FROM OPERATIONS
$ (222)

T. ROWE PRICE Dynamic Credit Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
12/31/22 12/31/21
Increase (Decrease) in Net Assets
Operations
Net investment income $ 1,587 $ 1,935
Net realized gain (loss) (781) 4,061
Change in net unrealized gain / loss (1,028) (2,436)
Increase (decrease) in net assets from operations (222) 3,560
Distributions to shareholders
Net earnings
Investor Class (2,621) (1,916)
I Class (423) (624)
Decrease in net assets from distributions (3,044) (2,540)
Capital share transactions
*
Shares sold
Investor Class 21,159 30,558
I Class 8,896 10,444
Distributions reinvested
Investor Class 637 604
I Class 420 604
Shares redeemed
Investor Class (27,916) (18,503)
I Class (5,271) (34,616)
Decrease in net assets from capital share
transactions (2,075) (10,909)

T. ROWE PRICE Dynamic Credit Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
12/31/22 12/31/21
Net Assets
Decrease during period (5,341) (9,889)
Beginning of period 40,703 50,592
End of period $ 35,362 $ 40,703
*Share information (000s)
Shares sold
Investor Class 2,261 2,978
I Class 942 1,036
Distributions reinvested
Investor Class 70 60
I Class 46 59
Shares redeemed
Investor Class (2,977) (1,808)
I Class (560) (3,379)
Decrease in shares outstanding (218) (1,054)

T. ROWE PRICE Dynamic Credit Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price International Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Dynamic Credit Fund (the fund)
is an open-end management investment company established by the corporation.
During the reporting period, the fund’s classification changed from nondiversified to diversified. The fund seeks total return through a combination of income and capital appreciation. The fund has two classes of shares: the Dynamic Credit Fund
(Investor Class) and the Dynamic Credit Fund–I Class (I Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Prior to November 15, 2021, the initial investment minimum was $1 million and was generally waived for financial intermediaries, eligible retirement plans, and other certain accounts. As a result of the reduction in the I Class minimum, certain assets transferred from the Investor Class to the I Class. This transfer of shares from
Investor Class to I Class is reflected in the Statement of Changes in Net Assets within the
Capital shares transactions as Shares redeemed and Shares sold, respectively. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Inflation adjustments to the principal amount of inflation-indexed bonds are

T. ROWE PRICE Dynamic Credit Fund

reflected as interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss.
Dividend income and capital gain distributions are recorded on the ex-dividend date.
Earnings on investments recognized as partnerships for federal income tax purposes reflect the tax character of such earnings. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against
U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In June 2022, the FASB issued Accounting Standards
Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) – Fair Value
Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered

T. ROWE PRICE Dynamic Credit Fund

part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023; however, the fund opted to early adopt, as permitted, effective December 1, 2022. Adoption of the guidance did not have a material impact on the fund's financial  statements.
The FASB issued Accounting Standards Update (ASU), ASU 2020–04, Reference Rate
Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial
Reporting in March 2020 and ASU 2021-01 in January 2021 which provided further amendments and clarifications to Topic 848. These ASUs provide optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered
Rate (LIBOR), and other interbank-offered based reference rates, through December 31,
2022. In December 2022, FASB issued ASU 2022-06 which defers the sunset date of
Topic 848 from December 31, 2022, to December 31, 2024, after which entities will no longer be permitted to apply the relief in Topic 848. Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.

T. ROWE PRICE Dynamic Credit Fund

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is

T. ROWE PRICE Dynamic Credit Fund

valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the
Valuation Designee may adjust the investee’s NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Dynamic Credit Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 26,770 $ — $ 26,770
Common Stocks 155 — — 155
Convertible Preferred Stocks — 229 — 229
Exchange-Traded Funds 184 — — 184
Private Investment Company
2
— — — 12
Short-Term Investments 2,411 1,189 — 3,600
Securities Lending Collateral 365 — — 365
Options Purchased — 147 — 147
Total Securities 3,115 28,335 — 31,462
Swaps* — 1,484 — 1,484
Forward Currency Exchange
Contracts — 504 — 504
Futures Contracts* 227 — — 227
Total $ 3,342 $ 30,323 $ — $ 33,677
Liabilities
Swaps* $ — $ 983 $ — $ 983
Forward Currency Exchange
Contracts — 607 — 607
Futures Contracts* 125 — — 125
Total $ 125 $ 1,590 $ — $ 1,715
1
Includes Asset-Backed Securities, Bank Loans, Convertible Bonds, Corporate Bonds,
Government Bonds, Municipal Securities and Non-U.S. Government Mortgage-Backed
Securities.
2
In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Portfolio of
Investments.

T. ROWE PRICE Dynamic Credit Fund

NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended December 31, 2022, the fund invested in derivative instruments.
As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of December 31, 2022, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Dynamic Credit Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended December 31, 2022, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s) Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives
Centrally Cleared Swaps
,
Futures
,
Securities^ $ 443
Foreign exchange derivatives Forwards 504
Credit derivatives
Bilateral Swaps and Premiums
,
Centrally
Cleared Swaps 1,389
Equity derivatives Futures 26
^
,*
Total $ 2,362
^
,*
Liabilities
Interest rate derivatives Centrally Cleared Swaps, Futures $ 205
Foreign exchange derivatives Forwards 607
Credit derivatives
Bilateral Swaps and Premiums
,
Centrally
Cleared Swaps 902
Equity derivatives Bilateral Swaps and Premiums 1
Total $ 1,715
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of Assets and
Liabilities is only the unsettled variation margin receivable (payable) at that date.
^ Options purchased are reported as securities and are reflected in the accompanying Portfolio of
Investments.

T. ROWE PRICE Dynamic Credit Fund

($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures
Forward
Currency
Exchange
Contracts Swaps Total
Realized
Gain (Loss)
Inflation
derivatives $ — $ — $ — $ — $ (120) $ (120)
Interest rate
derivatives 116 11 636 — 709 1,472
Foreign
exchange
derivatives (42) — — 325 — 283
Credit
derivatives (29) 17 — — 942 930
Equity
derivatives (299) 100 (232) — 95 (336)
Total $ (254) $ 128 $ 404 $ 325 $ 1,626 $ 2,229
Change in
Unrealized
Gain (Loss)
Inflation
derivatives $ — $ — $ — $ — $ 37 $ 37
Interest rate
derivatives 63 — 79 — 4 146
Foreign
exchange
derivatives — — — (24) — (24)
Credit
derivatives — — — — 510 510
Equity
derivatives — — 30 — 51 81
Total $ 63 $ — $ 109 $ (24) $ 602 $ 750
^
Options purchased are reported as securities.

T. ROWE PRICE Dynamic Credit Fund

Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-
traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International Swaps and Derivatives Association master agreements
(ISDAs) or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition,
ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate.
Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements whereas
FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties

T. ROWE PRICE Dynamic Credit Fund

is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction.
This ability is subject to the liquidity of underlying positions. As of December 31, 2022, cash of $3,017,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
The following table summarizes the fund’s OTC and bilateral derivatives at the reporting date by loss exposure to each counterparty after consideration of collateral, if any.
($000s)
Gross Value on
Statements of Assets
and Liabilities
Net amount
due (to)/from
Counterparty
or Exchange
Collateral
Pledged
(Received) by
Fund
Loss
Exposure,
After
Collateral* (not
less than $0)
Counterparty Assets Liabilities
Bank of America $ 148 $ (157) $ (9) $ — $ —
Barclays Bank 17 (22) (5) — —
BNP Paribas 81 (58) 23 — 23
Citibank 37 (193) (156) 280 124
Deutsche Bank 7 — 7 — 7
Goldman Sachs 30 (541) (511) 700 189
HSBC Bank 49 (45) 4 — 4
JPMorgan Chase 304 (25) 279 — 279
Morgan Stanley 505 (36) 469 (362) 107
RBC Dominion
Securities 12 (15) (3) — —
Standard Chartered 133 (213) (80) — —
State Street 29 (35) (6) — —
UBS Investment
Bank 4 (8) (4) — —
Total $ 1,356 $ (1,348)
* In situations such as counterparty default or bankruptcy, the fund may have further rights of offset against amounts due to or from the counterparty under other agreements.

T. ROWE PRICE Dynamic Credit Fund

Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-
denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the year ended December 31, 2022, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally between 7% and 20%
of net assets.
Futures Contracts  The fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risks. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying
Statement of Assets and Liabilities. Risks related to the use of futures contracts include

T. ROWE PRICE Dynamic Credit Fund

possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the year ended
December 31, 2022, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 3% and 40% of net assets.
Options   The fund is subject to interest rate risk, foreign currency exchange rate risk, credit risk and equity price risk in the normal course of pursuing its investment objectives and uses options to help manage such risks. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality;
as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. Options are included in net assets at fair value, options purchased are included in Investments in Securities, and options written are separately reflected as a liability on the accompanying Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss. In return for a premium paid, call and put options give the holder the right, but not the obligation, to purchase or sell, respectively, a security at a specified exercise price. In return for a premium paid, currency options give the holder the right, but not the obligation, to buy and sell currency at a specified exchange rate; although certain currency options may be settled by exchanging only the net gain or loss on the contract.
In return for a premium paid, call and put options on futures give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price. In return for a premium paid, call and put index options give the holder the right, but not the obligation, to receive cash equal to the difference between the value of the reference index on the exercise date and the exercise price of the option. In return for a premium paid, options on swaps give the holder the right, but not the obligation, to enter a specified swap contract on predefined terms.
The exercise price of an option on a credit default swap is stated in terms of a specified spread that represents the cost of credit protection on the reference asset, including both the upfront premium to open the position and future periodic payments. The exercise price of an interest rate swap is stated in terms of a fixed interest rate; generally, there is no upfront payment to open the position. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty; possible failure of counterparties to meet the terms of the agreements;
movements in the underlying asset values, interest rates, currency values and credit ratings; and, for options written, the potential for losses to exceed any premium received

T. ROWE PRICE Dynamic Credit Fund

by the fund. During the year ended December 31, 2022, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 0% and 75%
of net assets.
Swaps  The fund is subject to interest rate risk, credit risk, inflation risk and equity price risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risks. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality;
to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap).
Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract
(variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying
Statement of Assets and Liabilities.
Interest rate swaps are agreements to exchange cash flows based on the difference between specified interest rates applied to a notional principal amount for a specified period of time. Risks related to the use of interest rate swaps include the potential for unanticipated movements in interest or currency rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Credit default swaps are agreements where one party (the protection buyer) agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon

T. ROWE PRICE Dynamic Credit Fund

occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of December 31, 2022, the notional amount of protection sold by the fund totaled $14,647,000 (41.4% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Zero-coupon inflation swaps are agreements to exchange cash flows, on the contract’s maturity date, based on the difference between a predetermined fixed rate and the cumulative change in the consumer price index, both applied to a notional principal amount for a specified period of time. Risks related to the use of zero-coupon inflation swaps include the potential for unanticipated movements in inflation rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Total return swaps are agreements in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset (reference asset), such as an index, equity security, fixed income security or commodity-based exchange-traded fund, which includes both the income it generates and any change in its value. Risks related to the use of total return swaps include the potential for unfavorable changes in the reference asset, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the year ended December 31, 2022, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 58% and 164% of net assets.

T. ROWE PRICE Dynamic Credit Fund

NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Noninvestment-Grade Debt  The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including “high yield” or
“junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. The noninvestment-grade debt market may experience sudden and sharp price swings due to a variety of factors that may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Collateralized Loan Obligations   The fund invests in collateralized loan obligations
(CLOs) which are entities backed by a diversified pool of syndicated bank loans.
The cash flows of the CLO can be split into multiple segments, called “tranches” or
“classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the

T. ROWE PRICE Dynamic Credit Fund

underlying assets of the CLO and serve to protect the other, more senior, tranches.
Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities (MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages; accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.
Bank Loans  The fund invests in bank loans, which represent an interest in amounts owed by a borrower to a syndicate of lenders. Bank loans are generally noninvestment grade and often involve borrowers whose financial condition is highly leveraged. The fund may invest in fixed and floating rate loans, which may include senior floating rate loans; secured and unsecured loans, second lien or more junior loans; and bridge loans or bridge facilities. Certain bank loans may be revolvers which are a form of senior bank debt, where the borrower can draw down the credit of the revolver when it needs cash and repays the credit when the borrower has excess cash. Certain loans may be
“covenant-lite” loans, which means the loans contain fewer maintenance covenants than other loans (in some cases, none) and do not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. As a result of these risks, the fund’s exposure to losses may be increased.
Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments on a portion of a loan; however, the seller continues to hold legal title to that portion of the loan. As a result, the buyer of a loan participation generally has no direct recourse against the borrower and is exposed to credit risk of both the borrower and seller of the participation.
Bank loans often have extended settlement periods, generally may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (e.g. unfunded commitments and revolving debt instruments). Until settlement, the fund maintains liquid assets sufficient to settle its

T. ROWE PRICE Dynamic Credit Fund

unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the Portfolio of Investments. However, if a credit agreement provides no initial funding of a tranche, and funding of the full commitment at a future date(s) is at the borrower’s discretion and considered uncertain, a loan is reflected in the Portfolio of Investments only if, and only to the extent that, the fund has actually settled a funding commitment.
Investment in Bona Fide Investments Feeder LLC  The fund invested in Bona Fide
Investments Feeder LLC (Bona Fide Investments Feeder), a private alternative debt investment fund offered by Gramercy Funds Management LLC (Gramercy). Bona Fide
Investments Feeder invests in the Bona Fide Investment Holdings LLC (underlying fund) which provides the fund exposure to alternative investments by acquiring sentencias (underlying interests), obligations owed to individual holders by the government of the Republic of Colombia that have been converted from judgments against various Colombian governmental agencies. Bona Fide Investments Feeder’s concentration of investments in sentencias through the underlying fund may expose it to greater risk than if its investments were spread across a large variety of investment instruments. In addition, Colombia has experienced and may in the future experience political and economic instability, which may increase the risk of investment loss. Bona
Fide Investments Feeder, and the underlying fund, are not subject to the same regulatory requirements as an open-end mutual fund, and, therefore, the investments and related valuations may not be transparent. Ownership interests in Bona Fide Investments Feeder are not transferable and do not have redemption rights. In addition, the fund is subject to a 15-month commitment period after acquisition. These restrictions are subject to change at the sole discretion of Gramercy. Following the expiration of the commitment period, distributions attributable to the underlying interests, if any, will be received by the fund. As of December 31, 2022, the remaining restriction period on this investment was 8 months and the fund had a remaining unfunded commitment of $12,000.
LIBOR Transition  The fund may invest in instruments that are tied to reference rates, including LIBOR. Over the course of the last several years, global regulators have indicated an intent to phase out the use of LIBOR and similar interbank offered rates
(IBOR). While publication for most LIBOR currencies and lesser-used USD LIBOR settings ceased immediately after December 31, 2021, remaining USD LIBOR settings will continue to be published until June 30, 2023. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. Any potential effects of the transition away from LIBOR on the fund, or on certain instruments in which the fund invests, cannot yet be determined. The transition process may result in, among other things, an increase in volatility or illiquidity of markets for instruments

T. ROWE PRICE Dynamic Credit Fund

that currently rely on LIBOR, a reduction in the value of certain instruments held by the fund, or a reduction in the effectiveness of related fund transactions such as hedges.
Any such effects could have an adverse impact on the fund's performance.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform.
Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At December 31, 2022, the value of loaned securities was
$367,000; the value of cash collateral and related investments was $365,000.
Other  Purchases and sales of portfolio securities other than short-term and U.S.
government securities aggregated $64,094,000 and $65,700,000, respectively, for the year ended December 31, 2022.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax

T. ROWE PRICE Dynamic Credit Fund

return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to the character of net currency gains or losses and the character of income on swaps.
The tax character of distributions paid for the periods presented was as follows:
At December 31, 2022, the tax-basis cost of investments (including derivatives, if any)
and gross unrealized appreciation and depreciation were as follows:
At December 31, 2022, the tax-basis components of accumulated net earnings (loss)
were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes;
these differences will reverse in a subsequent reporting period. The temporary
($000s)
December 31,
2022
December 31,
2021
Ordinary income (including short-term capital gains,
if any) $ 3,044 $ 2,540
($000s)
Cost of investments $ 33,400
Unrealized appreciation $ 2,168
Unrealized depreciation (4,351)
Net unrealized appreciation (depreciation) $ (2,183)
($000s)
Undistributed ordinary income $ 84
Net unrealized appreciation (depreciation) (2,183)
Loss carryforwards and deferrals (1,751)
Total distributable earnings (loss) $ (3,850)

T. ROWE PRICE Dynamic Credit Fund

differences relate primarily to the deferral of losses from wash sales and the realization of gains/losses on certain open derivative contracts. The loss carryforwards and deferrals primarily relate to capital loss carryforwards and straddle deferrals. Capital loss carryforwards are available indefinitely to offset future realized capital gains.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.22% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260%
for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At December 31, 2022, the effective annual group fee rate was 0.29%.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. During the limitation period, Price
Associates is required to waive its management fee or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio
(after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with

T. ROWE PRICE Dynamic Credit Fund

approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price
Associates during the year ended December 31, 2022 as indicated in the table below.
Including these amounts, expenses previously waived/paid by Price Associates in the amount of $897,000 remain subject to repayment by the fund at December 31, 2022.
Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the year ended
December 31, 2022, expenses incurred pursuant to these service agreements were
$103,000 for Price Associates and $15,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the
T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund,
organized as money market funds (together, the Price Reserve Funds). The Price Reserve
Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
Investor Class I Class
Expense limitation/I Class Limit 0.63% 0.05%
Expense limitation date 04/30/23 04/30/23
(Waived)/repaid during the period ($000s) $(287) $(39)

T. ROWE PRICE Dynamic Credit Fund

As of December 31, 2022, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 2,475,000 shares of the Investor Class, representing 75% of the Investor Class's net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31,
2022, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 7 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Dynamic Credit Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price International Funds, Inc. and
Shareholders of T. Rowe Price Dynamic Credit Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Dynamic Credit Fund (one of the funds constituting T. Rowe Price International Funds, Inc., referred to hereafter as the
"Fund") as of December 31, 2022, the related statement of operations for the year ended
December 31, 2022, the statement of changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes, and the financial highlights for each of the years ended December 31, 2022, 2021 and 2020, and for the period January 10, 2019 (Inception) through December 31, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, the results of its operations for the year ended December 31, 2022, the changes in its net assets for each of the two years in the period ended December 31, 2022 and the financial highlights for each of the years ended December 31, 2022, 2021 and 2020, and for the period January 10, 2019 (Inception) through December 31, 2019 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Dynamic Credit Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
Baltimore, Maryland
February 16, 2023
We have served as the auditor of one or more investment companies in the T. Rowe
Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Dynamic Credit Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/22
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included $1,675,000 from short-term capital gains.
For taxable non-corporate shareholders, $32,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than
20%.
For corporate shareholders, $4,000 of the fund's income qualifies for the dividends-
received deduction.
For shareholders subject to interest expense deduction limitation under Section
163(j), $1,395,000 of the fund’s income qualifies as a Section 163(j) interest dividend and can be treated as interest income for purposes of Section 163(j), subject to holding period requirements and other limitations.

T. ROWE PRICE Dynamic Credit Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .

T. ROWE PRICE Dynamic Credit Fund

LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program
(Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe
Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the
Liquidity Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk
Committee (LRC), which is a cross-functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’
compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions.
Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 25, 2022, the Board was presented with an annual assessment prepared by the LRC, on behalf of the Adviser, that addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity Program and the determination of each fund’s Highly Liquid Investment Minimum (HLIM). The annual assessment included consideration of the following factors, as applicable: the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.

T. ROWE PRICE Dynamic Credit Fund

For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1,
2021, through March 31, 2022. The report described the methodology for classifying a fund’s investments (including any derivative transactions) into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category.
It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.
LIQUIDITY RISK MANAGEMENT PROGRAM (continued)

T. ROWE PRICE Dynamic Credit Fund

ABOUT THE FUND'S DIRECTORS AND OFFICERS
Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs. The Board elects the fund’s officers, who are listed in the final table. The directors who are also employees or officers of T. Rowe Price are considered to be “interested” directors as defined in
Section 2(a)(19) of the 1940 Act because of their relationships with T. Rowe Price and its affiliates.
The business address of each director and officer is 100 East Pratt Street, Baltimore, Maryland
21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.
INDEPENDENT DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Teresa Bryce Bazemore
(1959)
2018
[205]
President and Chief Executive Officer, Federal Home Loan Bank of
San Francisco (2021 to present); President, Radian Guaranty (2008 to
2017); Chief Executive Officer, Bazemore Consulting LLC (2018 to 2021);
Director, Chimera Investment Corporation (2017 to 2021); Director, First
Industrial Realty Trust (2020 to present); Director, Federal Home Loan
Bank of Pittsburgh (2017 to 2019)
Ronald J. Daniels
(b)
(1959)
2018
[0]
President, The Johns Hopkins University and Professor, Political Science
Department, The Johns Hopkins University (2009 to present); Director,
Lyndhurst Holdings (2015 to present); Director, BridgeBio Pharma, Inc.
(2020 to present)
Bruce W. Duncan
(1951)
2013
[205]
President, Chief Executive Officer, and Director, CyrusOne, Inc. (2020
to 2021); Chief Executive Officer and Director (2009 to 2016), Chair of
the Board (2016 to 2020), and President (2009 to 2016), First Industrial
Realty Trust, owner and operator of industrial properties; Chair of the
Board (2005 to 2016) and Director (1999 to 2016), Starwood Hotels &
Resorts, a hotel and leisure company; Member, Investment Company
Institute Board of Governors (2017 to 2019); Member, Independent
Directors Council Governing Board (2017 to 2019); Senior Advisor, KKR
(2018 to present); Director, Boston Properties (2016 to present); Director,
Marriott International, Inc. (2016 to 2020)
Robert J. Gerrard, Jr.
(1952)
2012
[205]
Advisory Board Member, Pipeline Crisis/Winning Strategies, a
collaborative working to improve opportunities for young African
Americans (1997 to 2016); Chair of the Board, all funds (July 2018 to present)

T. ROWE PRICE Dynamic Credit Fund

INTERESTED  DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Paul F. McBride
(1956)
2013
[205]
Advisory Board Member, Vizzia Technologies (2015 to present); Board
Member, Dunbar Armored (2012 to 2018)
Kellye L. Walker
(c)
(1966)
2021
[205]
Executive Vice President and Chief Legal Officer, Eastman Chemical
Company (April 2020 to present); Executive Vice President and Chief
Legal Officer, Huntington Ingalls Industries, Inc. (January 2015 to March
2020); Director, Lincoln Electric Company (October 2020 to present)
(a)
All information about the independent directors was current as of December 31, 2021, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
(b)
Effective April 27, 2022, Mr. Daniels resigned from his role as an independent director of the Price
Funds.
(c)
Effective November 8, 2021, Ms. Walker was appointed as an independent director of the Price Funds.
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
David Oestreicher
(1967)
2018
[205]
Director, Vice President, and Secretary, T. Rowe Price, T. Rowe Price
Investment Services, Inc., T. Rowe Price Retirement Plan Services, Inc.,
and T. Rowe Price Services, Inc.; Director and Secretary, T. Rowe Price
Investment Management, Inc. (Price Investment Management); Vice
President and Secretary, T. Rowe Price International (Price International);
Vice President, T. Rowe Price Hong Kong (Price Hong Kong), T. Rowe
Price Japan (Price Japan), and T. Rowe Price Singapore (Price
Singapore); General Counsel, Vice President, and Secretary, T. Rowe
Price Group, Inc.; Chair of the Board, Chief Executive Officer, President,
and Secretary, T. Rowe Price Trust Company; Principal Executive Officer
and Executive Vice President, all funds
Robert W. Sharps, CFA,
CPA
(b)
(1971)
2017
[0]
Director and Vice President, T. Rowe Price; Director, Price Investment
Management; Chief Executive Officer and President, T. Rowe Price
Group, Inc.; Vice President, T. Rowe Price Trust Company
INDEPENDENT DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE Dynamic Credit Fund

OFFICERS
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Eric L. Veiel, CFA
(1972)
2022
[205]
Director and Vice President, T. Rowe Price; Vice President, T. Rowe Price
Group, Inc., and T. Rowe Price Trust Company
(a)
All information about the interested directors was current as of January 1, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
(b)
Effective February 3, 2022, Mr. Sharps resigned from his role as an interested director of the Price
Funds.
Name (Year of Birth)
Position Held With International Funds Principal Occupation(s)
Mariel Abreu (1981)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Jason Adams (1979)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Ulle Adamson, CFA (1979)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Roy H. Adkins (1970)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Syed H. Ali (1970)
Vice President
Vice President, Price Hong Kong, Price Singapore,
and T. Rowe Price Group, Inc.
Kennard W. Allen (1977)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Paulina Amieva (1981)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Malik S. Asif (1981)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Ziad Bakri, M.D., CFA (1980)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Harishankar Balkrishna (1983)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Sheena L. Barbosa (1983)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
INTERESTED  DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE Dynamic Credit Fund

Name (Year of Birth)
Position Held With International Funds Principal Occupation(s)
Jason A. Bauer (1979)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Luis M. Baylac (1982)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
R. Scott Berg, CFA (1972)
Executive Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Steven E. Boothe, CFA (1977)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Peter I. Botoucharov (1965)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Tala Boulos (1984)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Christopher P. Brown, CFA (1977)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Armando (Dino) Capasso (1974)
Chief Compliance Officer
Chief Compliance Officer and Vice President,
T. Rowe Price and Price Investment Management;
Vice President, T. Rowe Price Group, Inc.; formerly,
Chief Compliance Officer, PGIM Investments
LLC and AST Investment Services, Inc. (ASTIS)
(to 2022); Chief Compliance Officer, PGIM Retail
Funds complex and Prudential Insurance Funds (to
2022); Vice President and Deputy Chief Compliance
Officer, PGIM Investments LLC and ASTIS (to 2019);
Senior Vice President and Senior Counsel, Pacific
Investment Management Company LLC (to 2017)
Shiu Tak (Sheldon) Chan (1981)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Andrew Chang (1983)
Vice President
Vice President, Price Singapore and T. Rowe Price
Group, Inc.
Carolyn Hoi Che Chu (1974)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Vincent Chung (1988)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International; formerly, Investment Analyst/Trader,
Observatory Capital Management LLP (to 2019)
Archibald Ciganer, CFA (1976)
Executive Vice President
Director and Vice President, Price Japan; Vice
President, T. Rowe Price Group, Inc.
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE Dynamic Credit Fund

Name (Year of Birth)
Position Held With International Funds Principal Occupation(s)
Richard N. Clattenburg, CFA (1979)
Executive Vice President
Vice President, Price Singapore, T. Rowe Price,
T. Rowe Price Group, Inc., Price International, and
T. Rowe Price Trust Company
Michael F. Connelly, CFA (1977)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Richard de los Reyes (1975)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Michael Della Vedova (1969)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Iona Dent, CFA (1991)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International; formerly, Associate, Equity Research,
Deutsche Bank (to 2018)
Maria Elena Drew (1973)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Shawn T. Driscoll (1975)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Alan S. Dupski, CPA (1982)
Principal Financial Officer, Vice President, and
Treasurer
Vice President, Price Investment Management,
T. Rowe Price, T. Rowe Price Group, Inc., and
T. Rowe Price Trust Company
Bridget A. Ebner (1970)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
David J. Eiswert, CFA (1972)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Dawei Feng (1979)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.; formerly, Head of China Consumer in
Equity Research, Credit Lyonnais Asia-Pacific (to
2018)
Ryan W. Ferro (1985)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Mark S. Finn, CFA, CPA (1963)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Quentin S. Fitzsimmons (1968)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Justin T. Gerbereux, CFA (1975)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Aaron Gifford, CFA (1987)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE Dynamic Credit Fund

Name (Year of Birth)
Position Held With International Funds Principal Occupation(s)
Vishnu V. Gopal (1979)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Joel Grant (1978)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Gary J. Greb (1961)
Vice President
Vice President, Price Investment Management,
T. Rowe Price, Price International, and T. Rowe Price
Trust Company
Benjamin Griffiths, CFA (1977)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Gianluca Guicciardi (1983)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Shaoyu Guo (1992)
Vice President
Vice President, Price Hong Kong; formerly,
Economist, J.P. Morgan (to 2020)
Richard L. Hall (1979)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Cheryl Hampton, CPA (1969)
Vice President
Vice President, T. Rowe Price; formerly, Tax Director,
Invesco Ltd. (to 2021); Vice President, Oppenheimer
Funds, Inc. (to 2019)
Nabil Hanano, CFA (1984)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Jeffrey Holford, Ph.D., ACA (1972)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.; formerly, Managing Director, Jeffries
Financial Group (to 2018)
Stefan Hubrich, Ph.D., CFA (1974)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Arif Husain, CFA (1972)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Tetsuji Inoue (1971)
Vice President
Vice President, Price Hong Kong, T. Rowe Price
Group, Inc., and Price International
Michael Jacobs (1971)
Vice President
Vice President, Price Japan, T. Rowe Price Group,
Inc., and Price International
Randal S. Jenneke (1971)
Vice President
Vice President, T. Rowe Price Group, Inc.
Prashant G. Jeyaganesh (1983)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Nina P. Jones, CPA (1980)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE Dynamic Credit Fund

Name (Year of Birth)
Position Held With International Funds Principal Occupation(s)
Yoichiro Kai (1973)
Vice President
Vice President, Price Singapore, T. Rowe Price
Group, Inc., and Price International
Jacob H. Kann, CFA (1987)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Jai Kapadia (1982)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Andrew J. Keirle (1974)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Benjamin Kersse, CPA (1989)
Vice President
Vice President, T. Rowe Price
Takanori Kobayashi (1981)
Vice President
Vice President, Price Japan, T. Rowe Price Group,
Inc., and Price International
Paul J. Krug, CPA (1964)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Christopher J. Kushlis, CFA (1976)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Shengrong Lau (1982)
Vice President
Vice President, Price Singapore and T. Rowe Price
Group, Inc.
Lu Liu (1979)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Johannes Loefstrand (1988)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Anh Lu (1968)
Executive Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Sebastien Mallet (1974)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Jennifer Martin (1972)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Ryan Martyn (1979)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Colin McQueen (1967)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International; formerly, Senior Investment Manager,
Global Equities, Sanlam FOUR Investments UK
Limited (to 2019)
Raymond A. Mills, Ph.D., CFA (1960)
Executive Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., Price International, and T. Rowe Price Trust
Company
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE Dynamic Credit Fund

Name (Year of Birth)
Position Held With International Funds Principal Occupation(s)
Jihong Min (1979)
Executive Vice President
Vice President, Price Singapore and T. Rowe Price
Group, Inc.
Eric C. Moffett (1974)
Executive Vice President
Vice President, Price Singapore and T. Rowe Price
Group, Inc.
Ivan Morozov, CFA (1987)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Samy B. Muaddi, CFA (1984)
Executive Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Tobias F. Mueller, CFA (1980)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Razan Nasser (1985)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International; formerly, Senior Economist, HSBC
Bank Middle East Ltd (to 2019)
Philip A. Nestico (1976)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Sridhar Nishtala (1975)
Vice President
Director and Vice President, Price Singapore; Vice
President, T. Rowe Price Group, Inc.
Kenneth A. Orchard (1975)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Oluwaseun Oyegunle, CFA (1984)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Fran M. Pollack-Matz (1961)
Vice President and Secretary
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., T. Rowe Price Investment Services, Inc., and
T. Rowe Price Services, Inc.
Shannon H. Rauser (1987)
Assistant Secretary
Assistant Vice President, T. Rowe Price
Todd Reese (1990)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Melanie A. Rizzo (1982)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
David L. Rowlett, CFA (1975)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Federico Santilli, CFA (1974)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Nikolaj Schmidt (1975)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE Dynamic Credit Fund

Name (Year of Birth)
Position Held With International Funds Principal Occupation(s)
Sebastian Schrott (1977)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Bin Shen, CFA (1987)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
John C.A. Sherman (1969)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Weijie (Vivian) Si (1983)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Scott D. Solomon, CFA (1981)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Joshua K. Spencer, CFA (1973)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
David Stanley (1963)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Saurabh Sud, CFA (1985)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.; formerly, Senior Vice President, PIMCO
(to 2018)
Taymour R. Tamaddon, CFA (1976)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Ju Yen Tan (1972)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Sin Dee Tan, CFA (1979)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Siby Thomas (1979)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Justin Thomson (1968)
President
Director, Price Hong Kong; Vice President, T. Rowe
Price Group, Inc.; Director and Vice President, Price
International
Willem Visser (1979)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Christopher Vost (1989)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Zenon Voyiatzis (1971)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Verena E. Wachnitz, CFA (1978)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE Dynamic Credit Fund

Name (Year of Birth)
Position Held With International Funds Principal Occupation(s)
Megan Warren (1968)
Vice President
OFAC Sanctions Compliance Officer and Vice
President, Price Investment Management; Vice
President, T. Rowe Price, T. Rowe Price Group,
Inc., T. Rowe Price Retirement Plan Services, Inc.,
T. Rowe Price Services, Inc., and T. Rowe Price Trust
Company
Hiroshi Watanabe, CFA (1975)
Vice President
Director and Vice President, Price Japan; Vice
President, T. Rowe Price Group, Inc.
James Woodward, CFA (1974)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Marta Yago (1977)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Benjamin T. Yeagle (1978)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Ernest C. Yeung, CFA (1979)
Executive Vice President
Director and Vice President, Price Hong Kong; Vice
President, T. Rowe Price Group, Inc.
Wenli Zheng (1979)
Executive Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. Rowe Price Investment Services, Inc. | 100 East Pratt Street | Baltimore, MD 21202-1009
You have many
investment goals.
Explore products and services that can help
you achieve them.
Whether you want to put away more money for retirement, for a child’s education, or for other priorities, we have solutions for you. See how we can help you accomplish the investment goals that are important to you.
RETIREMENT
IRAs: Traditional, Roth,
Rollover/Transfer, or
Brokerage
Small Business Plans
help minimize taxes,
maximize savings
T. Rowe Price
®
ActivePlus Portfolios
1
for online investing
powered by experts
GENERAL INVESTING
Individual or Joint
Tenant
Brokerage
2
offers
access to stocks, ETFs,
bonds, and more
Gifts and transfers to a
child (UGMA/UTMAs)
Trust
Transfer on Death
COLLEGE SAVINGS
T. Rowe Price-managed
529 plans offer tax-
advantaged solutions
for families saving
money for college
tuition and education-
related expenses
Visit troweprice.com/broadrange
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
All mutual funds are subject to market risk, including possible loss of principal. Investing internationally involves special risks including economic and political uncertainty and currency fluctuation.
1
The T. Rowe Price
®
ActivePlus Portfolios is a discretionary investment management program provided by
T. Rowe Price Advisory Services, Inc., a registered investment adviser under the Investment Advisers Act of
1940. Brokerage services are provided by T. Rowe Price Investment Services, Inc., member FINRA/SIPC.
Brokerage accounts are carried by Pershing LLC, a BNY Mellon Company, member NYSE/FINRA/SIPC.
T. Rowe Price Advisory Services, Inc., and T. Rowe Price Investment Services, Inc., are affiliated companies.
2
Brokerage services are provided by T. Rowe Price Investment Services, Inc., member FINRA/SIPC.
Brokerage accounts are carried by Pershing LLC, a BNY Mellon Company, member NYSE/FINRA/SIPC.
202302-2582184
F1175-050 2/23

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Ms. Teresa Bryce Bazemore qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Bazemore is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d)    Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2022	2021
Audit Fees	$41,909	$40,759
Audit-Related Fees	-	-
Tax Fees	-	5,742
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

  (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $2,037,000 and $3,732,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 16, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 16, 2023

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 16, 2023